Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

October 2025 Equity Incentive Plan

On October 1, 2025, the Board of Directors of the Company approved and adopted an equity incentive plan (the “October 2025 Equity Incentive Plan”), which became effective on October 1, 2025.

On October 2, 2025, the Company issued 136,000 ordinary shares with a par value of US$1.00 each of the Company (the “Shares”) under October 2025 Equity Incentive Plan to WXYZ Group Ltd., an entity 100% owned by Mr. Jianhui Ye, as compensation for his continued service in the Company.

Change in Authorized Shares and Reverse Share Split

The Company completed a series of capital structure changes, including a reverse share split of its ordinary shares and amendments to its authorized share capital. These actions were approved by the Company’s shareholders and Board of Directors in November 2025. The reverse share split has been reflected retroactively in the CFS, while the changes in par value and authorized share capital were accounted for prospectively. See Note 19 for additional details.

Filing of Form F-3 Registration Statement

On November 26, 2025, the Company filed a registration statement on Form F-3 with the U.S. Securities and Exchange Commission under a shelf registration process. Pursuant to the Form F-3, the Company may offer and sell from time to time, in one or more offerings, ordinary shares, debt securities, warrants, rights and units, with an aggregate offering amount of up to US$200.0 million (or its equivalent in foreign or composite currencies). As of the date these consolidated financial statements were issued, the Form F-3 had not been declared effective and no securities had been issued or proceeds received thereunder.

The Group performed an evaluation of subsequent events through December 29, 2025, the date the CFS were issued, and determined there were no other events that would have required adjustment or disclosure other than those disclosed in the CFS.